Schedule of Estimated Fair Value of Special Warrant Liabilities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value	$ (2,360,025)	$ (15,696,391)
Change in derivative liability	2,360,025	15,696,391
Common stock	7,425,377	9,083,757
March 2023 Special Warrants Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life			977 days	1096 days
Share price | $ / shares			$ 0.15	$ 0.11
Fair value	9,809,314	$ 4,536,020
Change in derivative liability	5,273,294
Common stock	7,425,377
Warrants	$ 2,383,937
March 2023 Special Warrants Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input			24	24
March 2023 Special Warrants Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input			4.64	3.40
March 2023 Special Warrants Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input			0	0